NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850
[redacted]

Gary Sundick
Vice President
Listing Qualifications

07082300

By Facsimile and First Class Mail

CERTNAS
001-31918

December 7, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 7, 2007 The Nasdaq Stock Market (the "Exchange") received from Idera Pharmaceuticals, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock (and associated Series C Junior Participating Preferred purchase rights), $0.001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

PROCESSED
DEC 10 2007
THOMSON
FINANCIAL

END